Distribution Date:	08/17/26	GS Mortgage Securities Trust 2021-GSA3
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-GSA3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	6		Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Balances	7		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark		ahundertmark@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: GSMS 2021-GSA3 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36263UAJ8	1.366600%	8,558,000.00	2,870,799.81	182,137.09	3,269.36	0.00	0.00	185,406.45	2,688,662.72	29.29%	30.00%
A-2	36263UAK5	2.512100%	16,730,000.00	16,730,000.00	0.00	35,022.86	0.00	0.00	35,022.86	16,730,000.00	29.29%	30.00%
A-3	36263UAL3	2.636600%	62,400,000.00	62,400,000.00	0.00	137,103.20	0.00	0.00	137,103.20	62,400,000.00	29.29%	30.00%
A-4	36263UAM1	2.368900%	118,977,000.00	118,977,000.00	0.00	234,870.51	0.00	0.00	234,870.51	118,977,000.00	29.29%	30.00%
A-5	36263UAN9	2.618300%	208,150,000.00	208,150,000.00	0.00	454,165.95	0.00	0.00	454,165.95	208,150,000.00	29.29%	30.00%
A-AB	36263UAP4	2.510500%	22,757,000.00	22,757,000.00	0.00	47,609.54	0.00	0.00	47,609.54	22,757,000.00	29.29%	30.00%
A-S	36263UAS8	2.871200%	34,381,000.00	34,381,000.00	0.00	82,262.27	0.00	0.00	82,262.27	34,381,000.00	23.66%	24.50%
B	36263UAT6	2.827600%	35,162,000.00	35,162,000.00	0.00	82,853.39	0.00	0.00	82,853.39	35,162,000.00	17.90%	18.88%
C	36263UAU3	3.274300%	31,255,000.00	31,255,000.00	0.00	85,281.87	0.00	0.00	85,281.87	31,255,000.00	12.78%	13.88%
D	36263UAC3	2.250000%	19,534,000.00	19,534,000.00	0.00	36,626.25	0.00	0.00	36,626.25	19,534,000.00	9.58%	10.75%
E	36263UAD1	2.250000%	15,628,000.00	15,628,000.00	0.00	29,302.50	0.00	0.00	29,302.50	15,628,000.00	7.02%	8.25%
F	36263UAE9	2.250000%	17,190,000.00	17,190,000.00	0.00	32,231.25	0.00	0.00	32,231.25	17,190,000.00	4.21%	5.50%
G-RR	36263UAF6	3.773815%	7,033,000.00	7,033,000.00	0.00	22,117.70	0.00	0.00	22,117.70	7,033,000.00	3.05%	4.38%
H-RR*	36263UAG4	3.773815%	27,348,397.00	18,643,889.19	0.00	67,265.49	0.00	0.00	67,265.49	18,643,889.19	0.00%	0.00%
R	36263UAH2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	36263EAA3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			625,103,397.00	610,711,689.00	182,137.09	1,349,982.14	0.00	0.00	1,532,119.23	610,529,551.91

X-A	36263UAQ2	1.214836%	471,953,000.00	466,265,799.81	0.00	472,030.46	0.00	0.00	472,030.46	466,083,662.72
X-B	36263UAR0	0.736004%	66,417,000.00	66,417,000.00	0.00	40,735.98	0.00	0.00	40,735.98	66,417,000.00
X-D	36263UAA7	1.523815%	35,162,000.00	35,162,000.00	0.00	44,650.33	0.00	0.00	44,650.33	35,162,000.00
X-F	36263UAB5	1.523815%	17,190,000.00	17,190,000.00	0.00	21,828.65	0.00	0.00	21,828.65	17,190,000.00
Notional SubTotal			590,722,000.00	585,034,799.81	0.00	579,245.42	0.00	0.00	579,245.42	584,852,662.72

Deal Distribution Total					182,137.09	1,929,227.56	0.00	0.00	2,111,364.65

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36263UAJ8	335.45218626	21.28267002	0.38202384	0.00000000	0.00000000	0.00000000	0.00000000	21.66469385	314.16951624
A-2	36263UAK5	1,000.00000000	0.00000000	2.09341662	0.00000000	0.00000000	0.00000000	0.00000000	2.09341662	1,000.00000000
A-3	36263UAL3	1,000.00000000	0.00000000	2.19716667	0.00000000	0.00000000	0.00000000	0.00000000	2.19716667	1,000.00000000
A-4	36263UAM1	1,000.00000000	0.00000000	1.97408331	0.00000000	0.00000000	0.00000000	0.00000000	1.97408331	1,000.00000000
A-5	36263UAN9	1,000.00000000	0.00000000	2.18191665	0.00000000	0.00000000	0.00000000	0.00000000	2.18191665	1,000.00000000
A-AB	36263UAP4	1,000.00000000	0.00000000	2.09208332	0.00000000	0.00000000	0.00000000	0.00000000	2.09208332	1,000.00000000
A-S	36263UAS8	1,000.00000000	0.00000000	2.39266659	0.00000000	0.00000000	0.00000000	0.00000000	2.39266659	1,000.00000000
B	36263UAT6	1,000.00000000	0.00000000	2.35633326	0.00000000	0.00000000	0.00000000	0.00000000	2.35633326	1,000.00000000
C	36263UAU3	1,000.00000000	0.00000000	2.72858327	0.00000000	0.00000000	0.00000000	0.00000000	2.72858327	1,000.00000000
D	36263UAC3	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
E	36263UAD1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
F	36263UAE9	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G-RR	36263UAF6	1,000.00000000	0.00000000	3.14484573	0.00000000	0.00000000	0.00000000	0.00000000	3.14484573	1,000.00000000
H-RR	36263UAG4	681.71780562	0.00000000	2.45957706	(0.31567956)	11.23267408	0.00000000	0.00000000	2.45957706	681.71780562
R	36263UAH2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	36263EAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36263UAQ2	987.94964713	0.00000000	1.00016413	0.00000000	0.00000000	0.00000000	0.00000000	1.00016413	987.56372503
X-B	36263UAR0	1,000.00000000	0.00000000	0.61333665	0.00000000	0.00000000	0.00000000	0.00000000	0.61333665	1,000.00000000
X-D	36263UAA7	1,000.00000000	0.00000000	1.26984614	0.00000000	0.00000000	0.00000000	0.00000000	1.26984614	1,000.00000000
X-F	36263UAB5	1,000.00000000	0.00000000	1.26984584	0.00000000	0.00000000	0.00000000	0.00000000	1.26984584	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	3,269.36	0.00	3,269.36	0.00	0.00	0.00	3,269.36	0.00
A-2	07/01/26 - 07/30/26	30	0.00	35,022.86	0.00	35,022.86	0.00	0.00	0.00	35,022.86	0.00
A-3	07/01/26 - 07/30/26	30	0.00	137,103.20	0.00	137,103.20	0.00	0.00	0.00	137,103.20	0.00
A-4	07/01/26 - 07/30/26	30	0.00	234,870.51	0.00	234,870.51	0.00	0.00	0.00	234,870.51	0.00
A-5	07/01/26 - 07/30/26	30	0.00	454,165.95	0.00	454,165.95	0.00	0.00	0.00	454,165.95	0.00
A-AB	07/01/26 - 07/30/26	30	0.00	47,609.54	0.00	47,609.54	0.00	0.00	0.00	47,609.54	0.00
X-A	07/01/26 - 07/30/26	30	0.00	472,030.46	0.00	472,030.46	0.00	0.00	0.00	472,030.46	0.00
X-B	07/01/26 - 07/30/26	30	0.00	40,735.98	0.00	40,735.98	0.00	0.00	0.00	40,735.98	0.00
X-D	07/01/26 - 07/30/26	30	0.00	44,650.33	0.00	44,650.33	0.00	0.00	0.00	44,650.33	0.00
X-F	07/01/26 - 07/30/26	30	0.00	21,828.65	0.00	21,828.65	0.00	0.00	0.00	21,828.65	0.00
A-S	07/01/26 - 07/30/26	30	0.00	82,262.27	0.00	82,262.27	0.00	0.00	0.00	82,262.27	0.00
B	07/01/26 - 07/30/26	30	0.00	82,853.39	0.00	82,853.39	0.00	0.00	0.00	82,853.39	0.00
C	07/01/26 - 07/30/26	30	0.00	85,281.87	0.00	85,281.87	0.00	0.00	0.00	85,281.87	0.00
D	07/01/26 - 07/30/26	30	0.00	36,626.25	0.00	36,626.25	0.00	0.00	0.00	36,626.25	0.00
E	07/01/26 - 07/30/26	30	0.00	29,302.50	0.00	29,302.50	0.00	0.00	0.00	29,302.50	0.00
F	07/01/26 - 07/30/26	30	0.00	32,231.25	0.00	32,231.25	0.00	0.00	0.00	32,231.25	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	22,117.70	0.00	22,117.70	0.00	0.00	0.00	22,117.70	0.00
H-RR	07/01/26 - 07/30/26	30	314,838.84	58,632.16	0.00	58,632.16	(8,633.33)	0.00	0.00	67,265.49	307,195.63
Totals			314,838.84	1,920,594.23	0.00	1,920,594.23	(8,633.33)	0.00	0.00	1,929,227.56	307,195.63

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,111,364.65
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,931,458.66	Master Servicing Fee	2,902.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,978.62
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	262.95
ARD Interest	0.00	Operating Advisor Fee	1,272.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	157.77
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,931,458.66	Total Fees	10,864.43

Principal		Expenses/Reimbursements
Scheduled Principal	182,137.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(8,633.33)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	182,137.09	Total Expenses/Reimbursements	(8,633.33)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,929,227.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	182,137.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,111,364.65
Total Funds Collected	2,113,595.75	Total Funds Distributed	2,113,595.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	610,711,689.00	610,711,689.00	Beginning Certificate Balance	610,711,689.00
(-) Scheduled Principal Collections	182,137.09	182,137.09	(-) Principal Distributions	182,137.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	610,529,551.91	610,529,551.91	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	610,711,688.99	610,711,688.99	Ending Certificate Balance	610,529,551.91
Ending Actual Collateral Balance	610,529,551.90	610,529,551.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.77%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	10,838,990.36	1.78%	61	4.2000	NAP	Defeased	1	10,838,990.36	1.78%	61	4.2000	NAP
4,999,999 or less	7	27,309,812.62	4.47%	64	3.9579	2.306649	1.60 or less	4	17,575,701.82	2.88%	63	3.8166	1.491618
5,000,000 to 9,999,999	11	72,187,918.65	11.82%	64	3.6662	2.713482	1.61 to 1.80	4	55,390,786.04	9.07%	63	3.8422	1.729157
10,000,000 to 14,999,999	10	126,112,830.28	20.66%	63	3.6410	2.739594	1.81 to 2.00	5	84,849,145.19	13.90%	64	4.1881	1.887616
15,000,000 to 19,999,999	4	67,830,000.00	11.11%	49	3.5539	3.269136	2.01 to 2.50	11	150,472,914.09	24.65%	56	3.9066	2.242571
20,000,000 to 49,999,999	8	243,850,000.00	39.94%	63	3.8559	2.599640	2.51 to 3.00	3	21,950,000.00	3.60%	63	3.6946	2.661939
50,000,000 or greater	1	62,400,000.00	10.22%	29	2.9410	3.541700	3.01 to 4.00	10	223,600,000.00	36.62%	54	3.3882	3.451842
Totals	42	610,529,551.91	100.00%	58	3.6727	2.786616	4.01 or greater	4	45,852,014.41	7.51%	64	2.9439	5.041798
							Totals	42	610,529,551.91	100.00%	58	3.6727	2.786616
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	10,838,990.36	1.78%	61	4.2000	NAP
							Defeased	1	10,838,990.36	1.78%	61	4.2000	NAP
Arizona	1	27,000,000.00	4.42%	62	3.3610	3.466100
							Industrial	5	55,774,263.35	9.14%	45	3.9125	2.153706
California	5	93,952,014.41	15.39%	64	3.5748	3.520542
							Mixed Use	3	24,055,701.82	3.94%	63	3.8768	3.028661
Colorado	1	16,600,000.00	2.72%	63	3.2000	3.640100
							Mobile Home Park	3	11,450,000.00	1.88%	64	3.5671	3.024524
Connecticut	1	7,630,000.00	1.25%	62	3.6200	3.516600
							Multi-Family	49	150,149,049.18	24.59%	63	3.9511	1.908130
Florida	3	18,470,000.00	3.03%	62	3.7636	3.223870
							Office	6	158,050,000.00	25.89%	50	3.4156	3.078348
Georgia	9	14,400,248.92	2.36%	63	3.6827	2.449146
							Other	2	10,350,000.00	1.70%	63	3.6541	3.331114
Illinois	4	45,067,918.65	7.38%	41	3.7637	2.514965
							Retail	10	165,828,945.59	27.16%	63	3.5212	3.562514
Indiana	11	26,835,039.03	4.40%	64	3.3566	3.207654
							Self Storage	4	24,170,000.00	3.96%	62	3.7298	3.292905
Iowa	1	11,700,000.00	1.92%	62	3.5300	2.682600
							Totals	83	610,529,551.91	100.00%	58	3.6727	2.786616
Kentucky	1	11,500,000.00	1.88%	64	3.7860	2.029600

Louisiana	2	14,002,867.39	2.29%	64	3.9550	1.730300

Michigan	6	7,409,401.60	1.21%	64	3.9931	2.428831

New York	6	48,537,687.14	7.95%	62	4.0521	1.833596

North Carolina	2	10,566,260.51	1.73%	63	3.9580	2.209100

Ohio	19	23,289,421.27	3.81%	63	3.7208	1.883316

Pennsylvania	2	32,400,000.00	5.31%	64	4.1813	2.313491

Texas	6	101,367,101.02	16.60%	64	3.8200	2.971111

Utah	1	26,700,000.00	4.37%	64	3.9900	1.848500

Washington, DC	1	62,400,000.00	10.22%	29	2.9410	3.541700

Totals	83	610,529,551.91	100.00%	58	3.6727	2.786616

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,838,990.36	1.78%	61	4.2000	NAP	Defeased	1	10,838,990.36	1.78%	61	4.2000	NAP
	3.000% or less	3	84,852,014.41	13.90%	38	2.8915	3.990053	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.500%	6	89,200,000.00	14.61%	63	3.2523	3.832185	13 months or greater	41	599,690,561.55	98.22%	58	3.6632	2.803183
	3.501% to 3.750%	10	108,449,903.97	17.76%	62	3.6660	2.445031	Totals	42	610,529,551.91	100.00%	58	3.6727	2.786616
	3.751% to 4.000%	13	221,048,830.55	36.21%	64	3.8733	2.490789
	4.001% to 4.250%	6	60,990,667.43	9.99%	47	4.1862	1.913526
	4.251% or greater	3	35,149,145.19	5.76%	64	4.3307	1.940045
	Totals	42	610,529,551.91	100.00%	58	3.6727	2.786616
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,838,990.36	1.78%	61	4.2000	NAP	Defeased	1	10,838,990.36	1.78%	61	4.2000	NAP
	84 months or less	41	599,690,561.55	98.22%	58	3.6632	2.803183	Interest Only	23	366,880,000.00	60.09%	55	3.5590	3.025046
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	18	232,810,561.55	38.13%	63	3.8274	2.453556
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	610,529,551.91	100.00%	58	3.6727	2.786616	Totals	42	610,529,551.91	100.00%	58	3.6727	2.786616
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	10,838,990.36	1.78%	61	4.2000	NAP			No outstanding loans in this group
Underwriter's Information		4	30,000,000.00	4.91%	64	3.7516	1.805721
	12 months or less	36	542,190,561.55	88.81%	57	3.6251	2.901110
	13 months or greater	1	27,500,000.00	4.50%	64	4.3180	1.960600
	Totals	42	610,529,551.91	100.00%	58	3.6727	2.786616
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	301271856	OF	Washington	DC	Actual/360	2.941%	158,029.73	0.00	0.00	N/A	01/06/29	--	62,400,000.00	62,400,000.00	07/06/26
2	301741578	RT	Stafford	TX	Actual/360	3.776%	140,304.62	0.00	0.00	N/A	12/06/31	--	43,150,000.00	43,150,000.00	08/06/26
2A	301741579				Actual/360	3.776%	52,024.89	0.00	0.00	N/A	12/06/31	--	16,000,000.00	16,000,000.00	08/06/26
3	325981103	OF	San Jose	CA	Actual/360	3.913%	148,259.22	0.00	0.00	N/A	11/06/31	--	44,000,000.00	44,000,000.00	08/06/26
4	695101380	MF	Various	Various	Actual/360	3.724%	76,958.74	0.00	0.00	N/A	11/06/31	--	24,000,000.00	24,000,000.00	08/06/26
4A	695101382				Actual/360	3.724%	16,033.07	0.00	0.00	N/A	11/06/31	--	5,000,000.00	5,000,000.00	08/06/26
4B	695101383				Actual/360	3.724%	16,033.07	0.00	0.00	N/A	11/06/31	--	5,000,000.00	5,000,000.00	08/06/26
4C	695101390				Actual/360	3.724%	12,826.46	0.00	0.00	N/A	11/06/31	--	4,000,000.00	4,000,000.00	08/06/26
5	301741572	Various Various		Various	Actual/360	3.620%	88,840.83	0.00	0.00	N/A	10/06/31	--	28,500,000.00	28,500,000.00	08/06/26
6	301741577	MF	Erie	PA	Actual/360	4.318%	102,252.64	0.00	0.00	N/A	12/06/31	--	27,500,000.00	27,500,000.00	08/06/26
7	325981107	RT	Tucson	AZ	Actual/360	3.361%	78,143.25	0.00	0.00	N/A	10/06/31	--	27,000,000.00	27,000,000.00	08/06/26
8	301741581	MF	Orem	UT	Actual/360	3.990%	91,736.75	0.00	0.00	N/A	12/06/31	--	26,700,000.00	26,700,000.00	08/06/26
9	301741583	OF	Brooklyn	NY	Actual/360	4.200%	83,183.33	0.00	0.00	N/A	12/06/31	--	23,000,000.00	23,000,000.00	08/06/26
10	325981110	RT	Riverside	CA	Actual/360	3.050%	48,588.19	0.00	0.00	N/A	12/06/31	--	18,500,000.00	18,500,000.00	08/06/26
11	301741574	IN	Cicero	IL	Actual/360	4.250%	61,227.15	0.00	0.00	N/A	11/06/26	--	16,730,000.00	16,730,000.00	08/06/26
12	695101387	RT	Steamboat Springs	CO	Actual/360	3.200%	45,742.22	0.00	0.00	N/A	11/06/31	--	16,600,000.00	16,600,000.00	08/06/26
13	325981113	RT	San Jose	CA	Actual/360	2.861%	33,217.93	28,907.75	0.00	N/A	12/06/31	--	13,480,922.16	13,452,014.41	08/06/26
14	301741575	IN	Geismar	LA	Actual/360	3.955%	47,769.37	23,454.33	0.00	N/A	12/06/31	--	14,026,321.72	14,002,867.39	08/06/26
15	301741569	IN	McAllen	TX	Actual/360	3.780%	43,507.04	24,821.43	0.00	N/A	10/06/31	--	13,366,217.39	13,341,395.96	08/06/26
16	325981116	OF	Westmont	IL	Actual/360	3.182%	39,730.81	0.00	0.00	N/A	12/06/31	--	14,500,000.00	14,500,000.00	08/06/26
17	301741557	MF	Brooklyn	NY	Actual/360	3.730%	41,692.17	18,365.42	0.00	N/A	07/06/31	--	12,980,350.74	12,961,985.32	08/06/26
18	695101394	MU	Pasadena	CA	Actual/360	3.945%	43,652.52	0.00	0.00	N/A	12/06/31	--	12,850,000.00	12,850,000.00	02/06/26
19	325981119	RT	Universal City	TX	Actual/360	3.829%	37,122.89	20,626.91	0.00	N/A	11/06/31	--	11,258,933.60	11,238,306.69	08/06/26
20	325981120	IN	LaNCster	OH	Actual/360	4.200%	39,269.15	18,839.05	0.00	N/A	09/06/31	--	10,857,829.41	10,838,990.36	08/06/26
21	301741570	IN	Waterloo	IA	Actual/360	3.530%	35,564.75	0.00	0.00	N/A	10/06/31	--	11,700,000.00	11,700,000.00	08/06/26
22	325981122	MF	Lexington	KY	Actual/360	3.786%	37,491.92	0.00	0.00	N/A	12/06/31	--	11,500,000.00	11,500,000.00	08/06/26
23	325981123	RT	Various	NC	Actual/360	3.958%	36,066.29	15,708.40	0.00	N/A	11/06/31	--	10,581,968.91	10,566,260.51	08/06/26
24	325981124	OF	South Bend	IN	Actual/360	2.593%	20,095.75	0.00	0.00	12/06/31	03/06/33	--	9,000,000.00	9,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	695101379	MF	Brooklyn	NY	Actual/360	4.087%	31,674.25	0.00	0.00	N/A	11/06/31	--	9,000,000.00	9,000,000.00	08/06/26
26	325981126	MF	Champaign	IL	Actual/360	3.730%	26,983.21	12,978.19	0.00	N/A	12/06/31	--	8,400,896.84	8,387,918.65	08/06/26
27	695101395	MH	Various	Various	Actual/360	3.500%	23,206.94	0.00	0.00	N/A	12/06/31	--	7,700,000.00	7,700,000.00	08/06/26
29	301741573	MF	Amarillo	TX	Actual/360	3.985%	22,304.93	0.00	0.00	N/A	11/06/31	--	6,500,000.00	6,500,000.00	08/06/26
30	695101391	RT	League City	TX	Actual/360	3.870%	19,161.88	0.00	0.00	N/A	12/06/31	--	5,750,000.00	5,750,000.00	08/06/26
31	301741571	98	Hoffman Estates	IL	Actual/360	3.870%	18,162.12	0.00	0.00	N/A	11/06/31	--	5,450,000.00	5,450,000.00	08/06/26
32	301741576	MF	Amarillo	TX	Actual/360	4.140%	18,716.25	0.00	0.00	N/A	12/06/31	--	5,250,000.00	5,250,000.00	08/06/26
33	695101392	OF	Redlands	CA	Actual/360	3.510%	15,565.88	0.00	0.00	N/A	12/06/31	--	5,150,000.00	5,150,000.00	08/06/26
34	325981134	98	Morton	PA	Actual/360	3.414%	14,405.18	0.00	0.00	N/A	12/06/31	--	4,900,000.00	4,900,000.00	08/06/26
35	325981135	MF	Various	MI	Actual/360	4.340%	16,277.44	6,346.21	0.00	N/A	12/06/31	--	4,355,491.40	4,349,145.19	08/06/26
36	695101389	MU	Rego Park	NY	Actual/360	4.180%	12,892.62	6,133.55	0.00	N/A	12/06/31	--	3,581,835.37	3,575,701.82	08/06/26
37	695101396	MH	Sylvania	OH	Actual/360	3.705%	11,964.06	0.00	0.00	N/A	12/06/31	--	3,750,000.00	3,750,000.00	08/06/26
38	301741580	RT	Warsaw	IN	Actual/360	4.120%	12,207.62	5,955.85	0.00	N/A	12/06/31	--	3,440,921.46	3,434,965.61	08/06/26
39	325981139	SS	Bunnell	FL	Actual/360	4.424%	12,571.53	0.00	0.00	N/A	12/06/31	--	3,300,000.00	3,300,000.00	08/06/26
Totals							1,931,458.66	182,137.09	0.00				610,711,689.00	610,529,551.91
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,637,136.60	2,680,567.70	01/01/26	03/31/26	--	0.00	0.00	157,895.40	157,895.40	0.00	0.00
2	7,245,248.87	2,028,122.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,325,841.44	1,098,051.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	19,381,095.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,883,503.85	917,117.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,254,319.26	1,196,086.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	11,668,671.00	3,024,254.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,037,943.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,879,051.83	914,759.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,923,711.61	1,466,702.37	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,410,611.35	422,495.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,276,577.08	520,209.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,115,206.40	1,041,181.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,547,377.94	791,683.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,327,106.20	452,905.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,694,165.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	967,524.33	252,401.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,661,981.50	0.00	--	--	--	0.00	0.00	43,014.72	252,128.60	74,420.93	0.00
19	1,831,591.73	446,333.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,183,510.00	586,688.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	964,696.33	228,357.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,079,430.71	258,778.18	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,370,504.19	322,844.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	583,607.93	151,115.73	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	799,531.54	217,664.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	586,537.95	223,884.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	648,707.52	361,384.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	732,994.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	520,000.00	130,000.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	475,485.27	250,854.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	644,737.63	183,528.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	726,319.81	363,159.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	531,051.22	133,874.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	343,860.19	83,085.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	389,991.04	91,582.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	439,722.00	220,000.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	300,688.21	142,023.41	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	95,390,040.85	21,201,698.76				0.00	0.00	200,910.12	410,024.00	74,420.93	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	12,850,000.00	1	12,850,000.00	0	0.00	1	62,400,000.00	0	0.00	0	0.00	3.672713%	3.621242%	58
07/17/26	0	0.00	0	0.00	1	12,850,000.00	1	12,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672738%	3.621275%	59
06/17/26	0	0.00	0	0.00	1	12,850,000.00	1	12,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672766%	3.621311%	60
05/15/26	0	0.00	1	12,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672789%	3.646870%	61
04/17/26	1	12,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672815%	3.646896%	62
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672838%	3.652173%	63
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672868%	3.652203%	64
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672891%	3.652224%	65
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672913%	3.652245%	66
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672938%	3.652269%	67
10/20/25	1	12,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672960%	3.652290%	68
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.672985%	3.652313%	69
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	301271856	07/06/26	0	B	157,895.40	157,895.40	0.00	62,400,000.00	06/05/26	9
18	695101394	02/06/26	5	6	43,014.72	252,128.60	93,381.50	12,850,000.00	04/10/26	2		05/15/26
Totals					200,910.12	410,024.00	93,381.50	75,250,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		16,730,000	16,730,000	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		62,400,000	62,400,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		12,961,985	12,961,985	0		0
> 60 Months		518,437,567	505,587,567	0		12,850,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	610,529,552	597,679,552	0	0	0	12,850,000
Jul-26	610,711,689	597,861,689	0	0	0	12,850,000
Jun-26	610,904,416	598,054,416	0	0	0	12,850,000
May-26	611,067,100	598,217,100	0	12,850,000	0	0
Apr-26	611,239,128	598,389,128	12,850,000	0	0	0
Mar-26	611,400,732	611,400,732	0	0	0	0
Feb-26	611,591,532	611,591,532	0	0	0	0
Jan-26	611,751,996	611,751,996	0	0	0	0
Dec-25	611,911,943	611,911,943	0	0	0	0
Nov-25	612,081,330	612,081,330	0	0	0	0
Oct-25	612,240,214	599,390,214	12,850,000	0	0	0
Sep-25	612,408,576	612,408,576	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	301271856	62,400,000.00	62,400,000.00	180,000,000.00	11/09/21	2,661,834.45	3.54170	03/31/26	01/06/29	I/O
18	695101394	12,850,000.00	12,850,000.00	23,500,000.00	11/01/21	1,640,268.50	3.19130	12/31/25	12/06/31	303
Totals		75,250,000.00	75,250,000.00	203,500,000.00		4,302,102.95

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	301271856	OF	DC	06/05/26	9

Loan transferred to Special Servicing, effective June 9, 2026. Due to the departure of a key tenant, Borrower submitted a loan modification proposal. Recently, Lender and Borrower entered into a loan modification agreement. SS is now coordinating with MS on returning the loan. Loan is current and due for the August 2026 payment.

18	695101394	MU	CA	04/10/26	2

Transfer effective 04/10/26 due to Payment Default and the Loan is past due for the March 2026 payment. SS has reached out multiple times to engage with Borrower to try to resolve the ongoing defaults, but Borrower has been unresponsive.

As such, trust counsel has accelerated the Loan and is moving forward with enforcement steps towards foreclosure of the property. A receiver was appointed over the property in July 2026 and is beginning enforcement on the borrower affiliate office lease.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	301271856	62,400,000.00	2.94100%	62,400,000.00 2.94100%		9	07/31/26	07/31/26	--
Totals		62,400,000.00		62,400,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	301741582 05/16/25	6,824,352.84	5,200,000.00	2,750,277.19	2,750,238.73	2,750,238.73	0.00	6,824,352.84	0.00	0.00	6,824,352.84	95.44%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,824,352.84	5,200,000.00	2,750,277.19	2,750,238.73	2,750,238.73	0.00	6,824,352.84	0.00	0.00	6,824,352.84

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	301741582	05/16/25	0.00	0.00	6,824,352.84	0.00	0.00	6,824,352.84	0.00	0.00	6,824,352.84
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,824,352.84	0.00	0.00	6,824,352.84	0.00	0.00	6,824,352.84

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	(12,133.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(8,633.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(8,633.33)

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “U.S. Risk Retention Special Notices” tab for the GS Mortgage Securities Corporation Trust 2021-GSA3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

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